Other Income (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Paycheck Protection Program Loan
Other Income
Other income			$ 185,284
Industrial Research Assistance Program Funding
Other Income
Other income			243,936
Canada Emergency Wage Subsidy
Other Income
Other income	$ 27,127		106,961
Miscellaneous income
Other Income
Other income		$ 17,711	$ 10,141	$ 71,639